Regulatory Matters	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Regulatory Matters
(18)	Regulatory Matters

Mid Penn Bancorp, Inc., is a bank holding company and, as such, chooses to maintain a well-capitalized status in its bank subsidiary. Quantitative measures established by regulation to ensure capital adequacy require Mid Penn to maintain minimum amounts and ratios (set forth below) of Tier 1 Capital to average assets and of Total Capital (as defined in the regulations) to risk-weighted assets. As of December 31, 2016 and December 31, 2015, Mid Penn met all capital adequacy requirements to which the Bank is subject, and the Bank is considered “well-capitalized”. However, future changes in regulations could increase capital requirements and may have an adverse effect on capital resources.

The federal banking agencies have substantially amended the regulatory risk-based capital rules applicable to Mid Penn. The amendments implemented the Basel III regulatory capital reforms and changes required by the Dodd-Frank Act. The amended rules included new minimum risk-based capital and leverage ratios, which became effective in January 2015, with certain requirements to be phased in beginning in 2016, and refined the definition of what constitutes “capital” for purposes of calculating those ratios.

The new minimum capital level requirements applicable to Mid Penn include: (i) a new common equity Tier I capital ratio of 4.5%; (ii) a Tier I capital ratio of 6.0% (increased from 4.0%); (iii) a Total Capital ratio of 8.0% (unchanged from current rules); and (iv) a Tier I leverage ratio of 4.0% for all institutions. The amended rules also establish a “capital conservation buffer” of 2.5% above the new regulatory minimum capital ratios, and would result in the following minimum ratios: (i) a common equity Tier I capital ratio of 7.0%; (ii) a Tier I capital ratio of 8.5%; and (iii) a Total Capital ratio of 10.5%. The new capital conservation buffer requirement was phased in beginning in January 2016 at 0.625% of risk-weighted assets and will increase each year until fully implemented in January 2019. An institution will be subject to limitations on paying dividends, engaging in share repurchases, and paying discretionary bonuses if its capital level falls below the buffer amount. These limitations will establish a maximum percentage of eligible retained income that could be utilized for such actions.

Certain restrictions exist regarding the ability of the Bank to transfer funds to the Corporation in the form of cash dividends, loans, or advances. The amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years. At December 31, 2016, $5,311,000 of undistributed earnings of the Bank included in the consolidated shareholders’ equity was available for distribution to the Corporation as dividends without prior regulatory approval, subject to regulatory capital requirements below.

Mid Penn maintained the following regulatory capital levels, leverage ratios, and risk-based capital ratios as of December 31, 2016, and December 31, 2015, as follows:

	Capital Adequacy
	Actual		Minimum Capital Required		To Be Well-Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
Corporation
As of December 31, 2016
Tier 1 Capital (to Average Assets)	$70,431	6.8%	$41,595	4.0%	$	N/A	N/A
Common Equity Tier 1 Capital (to Risk Weighted Assets)	70,431	9.1%	34,807	4.5%		N/A	N/A
Tier 1 Capital (to Risk Weighted Assets)	70,431	9.1%	46,409	6.0%		N/A	N/A
Total Capital (to Risk Weighted Assets)	85,148	11.0%	61,879	8.0%		N/A	N/A

Bank
As of December 31, 2016
Tier 1 Capital (to Average Assets)	$77,026	7.4%	$41,568	4.0%		$51,960	5.0%
Common Equity Tier 1 Capital (to Risk Weighted Assets)	77,026	10.0%	34,781	4.5%		50,239	6.5%
Tier 1 Capital (to Risk Weighted Assets)	77,026	10.0%	46,374	6.0%		61,832	8.0%
Total Capital (to Risk Weighted Assets)	84,329	10.9%	61,832	8.0%		77,291	10.0%

Corporation
As of December 31, 2015
Tier 1 Capital (to Average Assets)	$64,089	7.3%	$35,098	4.0%	$	N/A	N/A
Common Equity Tier 1 Capital (to Risk Weighted Assets)	64,089	9.1%	31,731	4.5%		N/A	N/A
Tier 1 Capital (to Risk Weighted Assets)	64,089	9.1%	42,308	6.0%		N/A	N/A
Total Capital (to Risk Weighted Assets)	77,852	11.0%	56,410	8.0%		N/A	N/A

Bank
As of December 31, 2015
Tier 1 Capital (to Average Assets)	$70,351	7.8%	$36,245	4.0%		$45,306	5.0%
Common Equity Tier 1 Capital (to Risk Weighted Assets)	70,351	10.0%	31,698	4.5%		45,786	6.5%
Tier 1 Capital (to Risk Weighted Assets)	70,351	10.0%	42,264	6.0%		56,352	8.0%
Total Capital (to Risk Weighted Assets)	76,614	10.9%	56,352	8.0%		70,440	10.0%